Note 5 - Accounts Payable and Accrued Liabilities (Details) - Summary of Accounts Payable and Accrued Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 565,127	$ 432,436
Accrued payroll liabilities and related penalties	607,134	411,670
Accrued salary	418,440	143,167
Accrued interest	158,869	134,559
Other accruals	117,622	539
	$ 1,867,192	$ 1,122,371